CONVERTIBLE PROMISSORY NOTE (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 18, 2022	Oct. 27, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Amortization Of Convertible Note Discount			$ 452	$ 452	$ 1,333	$ 1,333	$ 1,556	$ 444
Accrued Interest			$ 663		$ 663		$ 0	$ 584
Maximum percentage of common stock issued					4.99%
Securities Purchase Agreement [Member]
Debt Instrument, Principal Amount	$ 68,750	$ 35,000
Debt Instrument, Original Issue Discount	$ 3,750	$ 2,000
Due date	May 18, 2022
Bearing interest rate	8.00%
Description of conversion into shares	The 1800 Note contains an original issue discount of $3,750 which will be reflected as a debt discount and amortized over the nine months Note term. The 1800 Note is convertible into shares of the common stock of the Company at a price equal to 35% of the lowest trading price of the Company’s common stock for the twenty (20) consecutive trading days immediately preceding to the conversion date